Loss Per Share (Details) - Schedule of Basic and Diluted Net Loss Per Share - USD ($)	12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2021
Numerator:
Net loss attributable to ordinary shareholders—basic and diluted	$ (6,762,704)	$ (5,963,555)	$ (1,084,313)
Denominator:
Weighted average number of ordinary shares outstanding—basic	11,655,642	11,010,240	9,160,447
Loss per share attributable to ordinary shareholders —basic	$ (0.58)	$ (0.54)	$ (0.12)